CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
CASH FLOW FROM OPERATING ACTIVITIES
Profit/(loss) after tax	$ 30,967	$ 7,457	$ 126,089	$ 161
Items included in net income not affecting cash flows	29,706	22,074	85,050	66,204
Depreciation and amortization	28,326	30,198	80,427	95,563
Amortization of deferred debt issuance cost	664	930	2,222	2,278
(Gain) / loss, disposal of property, plant and equipment	8	0	18	0
(Gain) / loss, sale of vessels	0	(6,829)	0	(19,513)
Fair value (gain)/loss on derivative financial instruments	0	(2,788)	504	(14,927)
Impairment of equity accounted investment	0	0	0	637
Compensation related to options and restricted stock	716	575	2,583	3,525
Net foreign exchange differences	(9)	(11)	(11)	(31)
(Gain) / loss modification of debt	0	0	(693)	0
Share of profit in associated companies	0	0	0	(1,327)
Income adjusted for non-cash items	60,672	29,531	211,139	66,365
Changes in operating assets and liabilities	(4,949)	(24,052)	(1,995)	(28,719)
Accounts receivable and accrued revenues	1,147	(25,203)	3,781	(19,675)
Capitalized voyage expenses	(625)	(1,237)	(18)	(2,327)
Prepaid expenses	1,264	1,585	1,527	(3,494)
Accounts payable and accrued expenses	(2,214)	(4,880)	(2,639)	1,506
Deferred shipping revenues	(1,116)	(244)	222	(1,809)
Bunker inventory	(3,425)	5,916	(4,715)	(2,955)
Pension liability	21	12	(152)	35
Net cash provided by operating activities	55,723	5,479	209,144	37,647
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(92,943)	(2,293)	(125,897)	(9,177)
Proceeds from sale of vessels	0	36,987	0	113,165
Investment in subsidiaries	0	0	0	(2)
Acquisition of subsidiary, net of cash paid	0	0	0	8,267
Investment in other property, plant and equipment	(89)	(92)	(134)	(97)
Net cash (used in)/provided by investing activities	(93,032)	34,602	(126,031)	112,156
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(56,661)	(6,506)	(156,082)	(13,172)
Dividends paid to non-controlling interests	0	0	(590)	0
Repayment principal element of lease liability	(346)	(356)	(1,082)	(730)
Issuance of long-term debt	99,492	0	315,684	0
Purchase of treasury shares	(9,942)	(8,824)	(18,808)	(24,758)
Proceeds from sale of derivatives	0	0	3,256	0
Scheduled repayment of long-term debt	(6,875)	(1,926)	(15,588)	(6,990)
Prepayment of long-term debt	(45,000)	(50,000)	(45,000)	(73,125)
Repayment of long-term debt refinancing	0	0	(216,761)	0
Repayment of long-term debt, sale of vessels	0	(12,225)	0	(25,531)
Net cash used in financing activities	(19,331)	(79,837)	(134,971)	(144,307)
Net increase/(decrease) in cash and cash equivalents	(56,640)	(39,756)	(51,859)	5,495
Net foreign exchange difference	(90)	(314)	(169)	(445)
Cash and cash equivalents at beginning of period	130,649	105,778	125,948	60,658
Cash and cash equivalents at end of period	73,920	65,708	73,920	65,708
Specification of items included in operating activities:
Interest paid	7,324	5,148	20,561	16,424
Interest received	$ 367	$ 80	$ 3,221	$ 191